SELECTED STATEMENT OF OPERATIONS DATA (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest on bank deposits and short-term investments	$ 260	$ 157	$ 94
Non-dollar currency gains - net	23	0	0
Interest on available for sale securities	47	154	0
Other Nonoperating Income	330	311	94
Expenses:
Non-dollar currency losses - net	0	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	0
Other Nonoperating Expense	(32)	(140)	(45)
Other Nonoperating Income (Expense)	$ 298	$ 171	$ 49